SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number Of Options [Roll Forward]
Period start, outstanding (in shares)		5,852,864	5,562,984
Granted (in shares)		41,787	359,666	875,544
Forfeited (in shares)		(202,093)	(26,042)	(19,330)
Exercised (in shares)		(384,454)
Expired (in share)		(35,416)	(3,958)
Period end, outstanding (in shares)		5,834,519	5,852,864	5,562,984
Founders Award
Number Of Options [Roll Forward]
Period start, outstanding (in shares)		5,852,864	5,562,984	4,911,770
Granted (in shares)	4,056,770	41,787	359,666	875,544
Forfeited (in shares)		(202,093)	(26,042)	(19,330)
Repurchased (in shares)				(200,000)
Exercised (in shares)		(434,454)	(39,786)	(5,000)
Expired (in share)		(35,416)	(3,958)
Period end, outstanding (in shares)		5,222,688	5,852,864	5,562,984
Exercisable (in shares)		833,390	825,897	376,563
Weighted Average Exercise Price of Options [Roll Forward]
Period start, exercise price (in usd per share) | $ / shares		$ 8.25	$ 8.03	$ 7.49
Granted (in usd per share) | $ / shares		8.47	11.50	9.89
Forfeited (in usd per share) | $ / shares		13.13	9.94	9.89
Repurchased (in usd per share) | $ / shares				3.52
Exercised (in usd per share) | $ / shares		4.77	4.10	3.52
Expired (in usd per share) | $ / shares		13.46	14.61
Period end, exercise price (in usd per share) | $ / shares		8.32	8.25	8.03
Exercisable (in usd per share) | $ / shares		$ 9.22	$ 7.73	$ 6.73